Capital and Reserves (Tables)	6 Months Ended
Jun. 30, 2019
Capital and Reserves [Abstract]
Schedule of issued share capital
	Common Shares
	Number
	2019	2018
As of January 1	1,775,839	2,418,695
Common shares issued for capital increase	1,491,389	640,000
Issuance of Auris NewCo shares	—	305,869
Cancellation for Auris OldCo shares	—	(3,058,695)
Shares outstanding after Merger on March 13, 2018	—	305,869
Total, as of June 30	3,267,228	305,869